Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Schedule of Reconciliation of the Income Tax Expenses

A reconciliation of the income tax expenses is set out below:

	Nine months ended March 31, 2023	Nine months ended March 31, 2022
	US$	US$
Profit before income tax	4,506,787	3,001,125
Taxation at the applicable tax rate of 25%/16.5%/21%	1,135,422	758,210
Tax effect on non-taxable income	(75,081)	(18,893)
Tax effect of expenses that are not deductible	71,711	127,919
Income taxes	1,132,052	867,236
A reconciliation of the income tax expenses is set out below:
	June 30, 2022	June 30, 2021
	US$	US$
Profit before income tax	3,321,716	7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	846,672	1,903,969
Tax effect on non-taxable income	(148)	(11,191)
Tax effect of expenses that are not deductible	568,066	731,849
Overprovision in respect of previous year	(6,584)	(117,010)
Income taxes	1,408,006	2,507,617